CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2023
CAPITAL AND RESERVES
CAPITAL AND RESERVES
6.	CAPITAL AND RESERVES

(a)	Authorized Share Capital

At December 31, 2023, and 2022, authorized share capital consisted of an unlimited number of common shares (“Shares”) with no par value, of which 538,478,010 (2022 – 529,779,388) Shares were issued and fully paid.

(b)	Unit Private Placement

In December 2023, the Group completed a non-brokered private placement of 8,555,000 units in the capital of the Company (the “Units”) at a price of $0.40 per unit for gross proceeds of $3,422.  Each Unit consisted of one Share and one Share purchase warrant (a “Warrant”), which entitles the holder to purchase an additional Share at a price of $0.45 per Share until December 14, 2025.  The Warrants are subject to an accelerated expiry upon 30 calendar days’ notice from the Group in the event the Company’s Shares trade for 20 consecutive trading days any time after December 21, 2023, at a volume weighted average price of at least $0.90 on either the TSX or the NYSE American.  No commission or finders’ fees were payable.  The Shares and Warrants are subject to resale restrictions under applicable securities laws in Canada and the United States.

As of the reporting date, the Group incurred a total of $37 in issuance costs related to regulatory and legal fees.  The Group apportioned the gross proceeds and issuance costs between share capital and Warrants based on their relative fair values on date of issue; share capital at the TSX quoted market price for Shares on date of issue, Warrants estimated based on the Black Scholes option pricing model using the following inputs: exercise price - $0.45, valuation date share price – $0.41, expected volatility – 58.4%, risk free rate – 3.91%, expected term – 2 years, and dividend –nil%.  Accordingly, net proceeds of $2,573 were allocated to share capital and $812 to Warrants.

(c)	Options not Issued under the Group’s Incentive Plan

The following reconciles outstanding non-employee options (options that were not issued under the Group’s incentive plan (see (c) below)), each exercisable to acquire one share, for the year ended December  31, 2023, and 2022 respectively:

Continuity	Number of options [1]	Weighted average exercise price ($/options)
Balance January 1, 2022	94,000	0.36
Expired	(56,400)	0.40
Balance December 31, 2022, and December 31, 2023	37,600	0.29

Notes to table:

1.

The Group issued options in exchange for those which were outstanding in Cannon Point Resources Ltd. on the acquisition of the company in October 2015. The remaining options expire on December 8, 2024.

2.	As of December 31, 2023, the remaining life was 0.94 (2022 – 1.94) years.

(d)	Share Purchase Option Compensation Plan

The Group has a share purchase option plan approved by the Group’s shareholders that allows the Board of Directors to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees, and service providers.  The share purchase option plan (the “2021 Rolling Option Plan”) is based on the maximum number of eligible shares (including any issuances from the Group’s RSU and DSU plans ) equaling a rolling percentage of up to 8% of the Company’s outstanding Shares, calculated from time to time.  Pursuant to the 2021 Rolling Option Plan, if outstanding share purchase options (“options”) are exercised and the number of issued and outstanding shares of the Company increases, then the options available to grant under the plan increase proportionately (assuming there are no issuances under the RSU and DSU plans).  The exercise price of each option is set by the Board of Directors at the time of grant but cannot be less than the market price, being the 5-day volume weighted average trading price calculated the day before the grant.  Options can have a maximum term of five years and typically terminate 90 days following the termination of the optionee’s employment or engagement.  In the case of death or retirement, any outstanding vested options will expire the earlier of the expiry date or one year from date of death or retirement.  The vesting period for options is at the discretion of the Board of Directors at the time the options are granted.

The following reconciles the issued and outstanding options pursuant to the Group’s incentive plan for the years ended December 31, 2023, and 2022:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance January 1, 2022	20,825,500	1.45
Expired	(4,386,000)	1.75
Granted [1]	11,254,000	0.41
Balance December 31, 2022	27,693,500	0.98
Expired	(3,375,000)	0.80
Balance December 31, 2023	24,318,500	1.00

Note

1.

The weighted average fair value was estimated at $0.29 per option, based on the Black-Scholes option pricing model using weighted average assumptions: risk free rate – 3.07%, expected life – 5 years, expected volatility – 99.02%, grant date share price – $0.39 and expected dividend yield – nil. Expected volatility was based on the historical and implied volatility of the Company’s share price on the TSX.

For the year ended December 31, 2023, the Group recognized share-based compensation (“SBC”) for options of $1,043 (2022 – $2,277) in the Statement of Comprehensive Loss.

The following table summarizes information on options outstanding as at the reported dates:

	December 31, 2023			December 31, 2022
Exercise prices ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.41	11,254,000	11,254,000	3.63	11,254,000	5,627,000	4.63
0.76	–	–	–	3,300,000	3,300,000	0.61
0.99	6,368,500	6,368,500	0.74	6,368,500	6,368,500	1.74
2.01	6,696,000	6,696,000	1.55	6,696,000	6,696,000	2.55
2.34	–	–	–	75,000	75,000	0.58
Total	24,318,500	24,318,500		27,693,500	22,066,500

The weighted average contractual life for options outstanding and which were all exercisable, was 2.30 (2022 – 2.97) years per option.  Options exercisable on December 31, 2022, had a weighted average contractual life of 2.55 years and an exercise price of $1.12 per option.

(e)	Deferred Share Units (“DSUs”)

The Group has a DSU plan approved by the Group’s shareholders, which allows the Board, at its discretion, to award DSUs to non-executive directors for services rendered to the Group and provides that non-executive directors may elect to receive up to 100% of their annual compensation in DSUs.  The aggregate number of DSUs outstanding pursuant to the DSU plan may not exceed 1% of the issued and outstanding shares from time to time provided the total does not result in the total shares issuable under all the Group’s share-based compensation plans (i.e. including the Group’s option and restricted share unit plans) exceeding 8% of the total number of issued outstanding shares.  DSUs are payable when the non-executive director ceases to be a director including in the event of death.  DSUs may be settled in shares issued from treasury, by the delivery to the former director of shares purchased by the Group in the open market, payment in cash, or any combination thereof, at the discretion of the Group.

The following reconciles DSUs outstanding for the years ended December 31, 2023, and 2022:

Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance January 1, 2022	477,711	0.69
Granted	61,575	0.39
Balance December 31, 2022	539,286	0.65
Granted	74,683	0.34
Redeemed	(143,622)	0.69
Balance December 31, 2023	470,347	0.59

For the year ended December 31, 2023, the Group recognized SBC of $25 (2022 – $24) for DSU grants in the Statement of Comprehensive Loss, based on the aggregate market value of Shares on grant date, with a corresponding increase in the equity-settled share payment reserve in equity.

During the year ended December 31, 2023, 143,622 DSUs with a fair value of $0.69 on date of grant were redeemed and paid out in Shares.

After the reporting period the Group issued 15,937 DSUs with a fair value of $0.34 per DSU on date of grant (note 8(a)).

(f)	Foreign Currency Translation Reserve

Continuity
Balance January 1, 2022	$28,758
Gain on translation of foreign subsidiaries	9,333
Balance December 31, 2022	38,091
Loss on translation of foreign subsidiaries	(2,858)
Balance December 31, 2023	$35,233

The foreign currency translation reserve represents accumulated exchange differences arising on the translation, into the Group’s presentation currency (the Canadian dollar), of the results of operations and net assets of the Group’s subsidiaries with a US dollar functional currency.